Victory Pioneer Fundamental Growth Fund Expense Example - Victory Pioneer Fundamental Growth Fund	Aug. 01, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 670
Expense Example, with Redemption, 3 Years	872
Expense Example, with Redemption, 5 Years	1,095
Expense Example, with Redemption, 10 Years	1,735
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	275
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	938
Expense Example, with Redemption, 10 Years	2,046
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	367
Expense Example, with Redemption, 10 Years	829
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	765
Expense Example, with Redemption, 10 Years	1,685
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	427
Expense Example, with Redemption, 10 Years	$ 960